Stock Options and Contributed Surplus - Schedule of Weighted Average Remaining Contractual Life and Weighted Average Exercise Price of Options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Options Outstanding, Number Outstanding | shares	51,144,492	53,260,338	44,463,729	33,090,291
Options Outstanding, Historical Weighted Average Exercise Price	$ 0.33	$ 0.43	$ 0.58	$ 0.68
Options Outstanding, Weighted Average Remaining Remaining Life (years)	7 years 9 months 25 days
Options exercisable, Number Exercisable | shares	28,198,605
Options exercisable, Historical Weighted Average Exercise Price	$ 0.31
Exercise Range One [Member]
Options Outstanding, Number Outstanding | shares	496,750
Options Outstanding, Historical Weighted Average Exercise Price	$ 0.18
Options Outstanding, Weighted Average Remaining Remaining Life (years)	6 years 8 months 19 days
Options exercisable, Number Exercisable | shares	496,750
Options exercisable, Historical Weighted Average Exercise Price	$ 0.18
Exercise Range One [Member] | Bottom of Range [Member]
Options Outstanding, Exercise price	0.11
Exercise Range One [Member] | Top of Range [Member]
Options Outstanding, Exercise price	$ 0.20
Exercise Range Two [Member]
Options Outstanding, Number Outstanding | shares	9,226,250
Options Outstanding, Historical Weighted Average Exercise Price	$ 0.22
Options Outstanding, Weighted Average Remaining Remaining Life (years)	7 years 1 month 20 days
Options exercisable, Number Exercisable | shares	6,624,688
Options exercisable, Historical Weighted Average Exercise Price	$ 0.22
Exercise Range Two [Member] | Bottom of Range [Member]
Options Outstanding, Exercise price	0.21
Exercise Range Two [Member] | Top of Range [Member]
Options Outstanding, Exercise price	$ 0.24
Exercise Range Three [Member]
Options Outstanding, Number Outstanding | shares	10,270,238
Options Outstanding, Historical Weighted Average Exercise Price	$ 0.26
Options Outstanding, Weighted Average Remaining Remaining Life (years)	8 years 4 months 13 days
Options exercisable, Number Exercisable | shares	4,201,176
Options exercisable, Historical Weighted Average Exercise Price	$ 0.26
Exercise Range Three [Member] | Bottom of Range [Member]
Options Outstanding, Exercise price	0.25
Exercise Range Three [Member] | Top of Range [Member]
Options Outstanding, Exercise price	$ 0.29
Exercise Range Four [Member]
Options Outstanding, Number Outstanding | shares	31,026,254
Options Outstanding, Historical Weighted Average Exercise Price	$ 0.35
Options Outstanding, Weighted Average Remaining Remaining Life (years)	7 years 10 months 17 days
Options exercisable, Number Exercisable | shares	16,750,991
Options exercisable, Historical Weighted Average Exercise Price	$ 0.36
Exercise Range Four [Member] | Bottom of Range [Member]
Options Outstanding, Exercise price	0.30
Exercise Range Four [Member] | Top of Range [Member]
Options Outstanding, Exercise price	$ 0.86
Exercise Range Five [Member]
Options Outstanding, Number Outstanding | shares	125,000
Options Outstanding, Historical Weighted Average Exercise Price	$ 5.54
Options Outstanding, Weighted Average Remaining Remaining Life (years)	11 months 1 day
Options exercisable, Number Exercisable | shares	125,000
Options exercisable, Historical Weighted Average Exercise Price	$ 0.92
Exercise Range Five [Member] | Bottom of Range [Member]
Options Outstanding, Exercise price	0.87
Exercise Range Five [Member] | Top of Range [Member]
Options Outstanding, Exercise price	$ 1.64